Loans - Loans Modified as TDRs by Class and Related Recorded Investment (Details) (USD $)	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	42	30
Recorded Investment	$ 28,240,108	$ 21,757,492
Unsecured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans
Recorded Investment
Cash Value [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans
Recorded Investment
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	12	9
Recorded Investment	9,784,635	7,865,546
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	29	20
Recorded Investment	18,445,184	13,881,050
Business Assets [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	1
Recorded Investment	10,289	10,896
Vehicles [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans
Recorded Investment
Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans
Recorded Investment